Notes Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019
Notes Payable (Textual)
Note payable conjunction of director and officer	$ 285,200	$ 276,700
Note payable interest rate	2.35%	2.05%
Note payable outstanding	$ 285,200	$ 276,700	$ 28,800
Note matures	Apr. 09, 2019	Apr. 09, 2018